Other Income	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Other Income

NOTE 19 – OTHER INCOME

In October 2023, Navios Partners agreed to terminate the charter parties of the Protostar N, a 2007-built 2,741 TEU containership, and the Navios Spring, a 2007-built 3,450 TEU containership, with a minimum charter period until October 2025 and April 2025, respectively, against a compensation of $52,463 for the early termination, which was presented under the caption “Other income” in the Consolidated Statements of Comprehensive Income.